                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3950

                        Van Kampen U.S. Government Trust
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/08

Item 1. Reports to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen U.S. Mortgage Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2008.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 6/30/08

                            A SHARES             B SHARES             C SHARES          I SHARES
                         since 5/31/84        since 8/24/92        since 8/13/93      since 9/25/06
---------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
                                   4.75%                4.00%                1.00%
AVERAGE ANNUAL         W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception          7.45%      7.23%     4.62%      4.62%     3.94%      3.94%       2.48%

10-year                  4.32       3.81      3.67       3.67      3.50       3.50          --

5-year                   2.90       1.91      2.10       1.86      2.11       2.11          --

1-year                   1.91      -2.91      1.15      -2.67      1.15       0.20        2.00

6-month                 -2.78      -7.39     -3.17      -6.94     -3.17      -4.12       -2.82
---------------------------------------------------------------------------------------------------

30-Day SEC Yields            6.06%                5.60%                5.59%              6.60%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year six), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares eight years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least $1 million and (v) certain Van Kampen investment companies. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change. Periods of less than one year are not annualized.

The Merrill Lynch 1 to 10 Treasury Index is an unmanaged index of fixed-rate, coupon bearing U.S. Treasury securities with a maturity range of one to ten years. The Lehman Brothers Mortgage Index is an unmanaged, total return index made up of all fixed-rate securities backed by mortgage-backed securities. The Indexes do not include any expenses, fees or sales charges, which would lower performance. The Indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

MARKET CONDITIONS

The fixed income market was tremendously volatile throughout the six-month reporting period. In the first quarter of 2008, credit and liquidity remained constrained, the housing market continued to weaken and fears of an economic recession emerged, all of which took a toll on investor confidence. As a result, investors shunned risky assets in favor of the relatively safe haven of high-quality government securities, fueling the performance of U.S. Treasuries while driving spreads in other sectors considerably wider.

The Federal Reserve (the "Fed") stepped in several times during the quarter to help boost liquidity and the economy, reducing the target federal funds rates by 225 basis points while also taking the unprecedented steps of granting primary brokerage firms access to its discount window, loosening its collateral requirements, and extending loans of Treasury securities in exchange for lower quality, less liquid securities. In what was decidedly the biggest headline event, the Fed facilitated JPMorgan Chase's purchase of troubled Bear Stearns--once the country's fifth largest investment bank--in mid-March, which was viewed by many as necessary to avoid serious market repercussions had the firm failed.

Early in the second quarter, market liquidity began to improve and investor appetite for risk returned, spurring a rebound in spread sector performance that lasted through mid-June. Citing the need to maintain a balance between supporting the economy while limiting inflationary pressures, the Fed held the target federal funds rate steady at 2.0 percent in June, where it had stood since the last rate cut in April. In the final weeks of the quarter, the market retreated again as investors paused to consider new credit concerns in the market as well as the possibility that the Fed might begin to raise rates in order to fight inflation. As a result, for the overall period Treasuries outperformed all other sectors of the fixed income market.

The mortgage sector saw some relief in April and May but overall posted disappointing returns. Non-agency mortgages continued to suffer the most as the availability of these non-traditional mortgages with more lenient terms has sharply diminished in the wake of the subprime market crisis.

PERFORMANCE ANALYSIS

All share classes of Van Kampen U.S. Mortgage Fund underperformed the Merrill Lynch 1 to 10 Year Treasury Index and the Lehman Brothers Mortgage Index for the six months ended June 30, 2008, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2008

------------------------------------------------------------------------------------
                                              MERRILL LYNCH
                                               1 TO 10 YEAR    LEHMAN BROTHERS
      CLASS A   CLASS B   CLASS C   CLASS I   TREASURY INDEX   MORTGAGE INDEX

      -2.78%    -3.17%    -3.17%    -2.82%        2.36%             1.93%
------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

The primary detractor from the Fund's performance was a position in non-agency mortgage securities, which are not included in the Merrill Lynch 1 to 10 Year Treasury Index or the Lehman Brothers Mortgage Index. These securities are CMOs (collateralized mortgage obligations) backed by pools of option adjustable-rate mortgages (ARMs), also known as MTA (moving treasury average) floaters, made primarily to Alt-A borrowers--those who have relatively strong credit but are not considered "prime" borrowers. Unfortunately, as a result of defaults in the subprime market, spreads on all residential and commercial mortgage-backed products widened during the period, hindering performance for the period.

The Fund's yield-curve positioning, however, was beneficial to performance. We underweighted longer-dated issues and overweighted intermediate-dated issues through the use of interest rate swaps. This strategy helped enhance returns as the spread between intermediate- and long-dated yields widened in the first quarter of the year.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

SUMMARY OF INVESTMENTS BY COUPON DISTRIBUTION AS OF 6/30/08
up to 4.9                                                        17.2%
5.0-5.9                                                          45.1
6.0-6.9                                                          25.6
7.0-7.9                                                           8.5
8.0-8.9                                                           2.7
9.0-9.9                                                           0.5
10 or more                                                        0.4

ASSET ALLOCATION AS OF 6/30/08
FHLMC                                                            69.1%
FHMA                                                             45.1
REMIC/CMO                                                        18.5
GNMA                                                              3.0
Treasury Securities                                               0.2
                                                                -----
Total Long-Term Investments                                     135.9
Total Short-Term Investments                                     24.5
                                                                -----
Total Investments                                               160.4
Liabilities in Excess of Other Assets                           (60.4)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Coupon distribution is as a percentage of long-term investments. Asset allocation is as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at P.O. Box 219286, Kansas City, MO 64121-9286. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 1/1/08 - 6/30/08.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                  BEGINNING         ENDING        EXPENSES PAID
                                                ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                ------------------------------------------------
                                                   1/1/08           6/30/08       1/1/08-6/30/08
Class A
  Actual......................................    $1,000.00        $  972.15          $4.56
  Hypothetical................................     1,000.00         1,020.24           4.67
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00           968.30           8.32
  Hypothetical................................     1,000.00         1,016.41           8.52
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00           968.26           8.32
  Hypothetical................................     1,000.00         1,016.41           8.52
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00           971.80           3.48
  Hypothetical................................     1,000.00         1,021.33           3.57
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.93%, 1.70%, 1.70% and 0.71% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

At meetings held on April 15, 2008 and May 8, 2008, the Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the investment advisory agreement over a period of several months and the trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory agreement.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                         COUPON         MATURITY             VALUE
----------------------------------------------------------------------------------------------
            MORTGAGE BACKED SECURITIES  102.4%
$  13,622   Federal Home Loan Mortgage Corp.... 4.500%   09/01/35 to 01/01/36   $   12,675,301
    3,756   Federal Home Loan Mortgage Corp.... 5.000    10/01/18 to 03/01/37        3,649,275
   44,097   Federal Home Loan Mortgage Corp.... 5.500    12/01/16 to 11/01/37       43,954,521
    3,478   Federal Home Loan Mortgage Corp.... 6.500    07/01/14 to 08/01/33        3,616,860
   13,342   Federal Home Loan Mortgage Corp.... 7.500    06/01/17 to 07/01/33       14,409,542
    3,174   Federal Home Loan Mortgage Corp.... 8.000    12/01/19 to 05/01/32        3,437,347
      905   Federal Home Loan Mortgage Corp.
            (b)................................ 8.000          04/01/27                979,703
    4,020   Federal Home Loan Mortgage Corp.... 8.500    10/01/10 to 08/01/31        4,436,270
      856   Federal Home Loan Mortgage Corp.... 10.000   01/01/09 to 08/01/21          956,337
        2   Federal Home Loan Mortgage Corp.... 10.250         11/01/09                  2,333
      673   Federal Home Loan Mortgage Corp.... 11.000   11/01/09 to 01/01/21          750,570
   14,200   Federal Home Loan Mortgage Corp.,
            July (a)........................... 4.500            TBA                13,166,070
  164,225   Federal Home Loan Mortgage Corp.,
            July (a)........................... 5.000            TBA               158,415,775
  109,750   Federal Home Loan Mortgage Corp.,
            July (a)........................... 5.500            TBA               108,120,871
  159,500   Federal Home Loan Mortgage Corp.,
            July (a)........................... 6.000            TBA               161,119,882
   42,800   Federal Home Loan Mortgage Corp.,
            July (a)........................... 6.500            TBA                44,117,427
   46,281   Federal National Mortgage
            Association........................ 4.500    09/01/15 to 10/01/22       45,148,018
    3,972   Federal National Mortgage
            Association........................ 5.000    03/01/22 to 07/01/37        3,862,251
   88,036   Federal National Mortgage
            Association........................ 5.500    12/01/32 to 11/01/37       87,063,229
    1,105   Federal National Mortgage
            Association........................ 6.000    07/01/12 to 09/01/14        1,136,898
   24,747   Federal National Mortgage
            Association........................ 6.500    11/01/13 to 12/01/33       25,731,854
   44,202   Federal National Mortgage
            Association........................ 7.000    05/01/13 to 10/01/35       46,688,577
   11,357   Federal National Mortgage
            Association........................ 7.500    04/01/15 to 12/01/32       12,234,010
   12,839   Federal National Mortgage
            Association........................ 8.000    12/01/16 to 09/01/32       13,899,958
    4,734   Federal National Mortgage
            Association........................ 8.500    08/01/14 to 05/01/32        5,202,289
      257   Federal National Mortgage
            Association........................ 9.000    05/01/09 to 02/01/21          277,817
      635   Federal National Mortgage
            Association........................ 9.500    05/01/20 to 04/01/30          707,252
      409   Federal National Mortgage
            Association........................ 10.000   11/01/18 to 05/01/22          460,848

See Notes to Financial Statements                                             11

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                         COUPON         MATURITY             VALUE
----------------------------------------------------------------------------------------------
            MORTGAGE BACKED SECURITIES (CONTINUED)
$     307   Federal National Mortgage
            Association........................ 10.500%  06/01/10 to 05/01/21   $      348,298
       49   Federal National Mortgage
            Association........................ 11.000   05/01/12 to 07/01/19           55,620
       36   Federal National Mortgage
            Association........................ 11.500   01/01/13 to 07/01/15           39,379
      135   Federal National Mortgage
            Association........................ 13.000         06/01/15                158,538
    7,550   Federal National Mortgage
            Association, July (a).............. 5.000            TBA                 7,466,240
   15,150   Federal National Mortgage
            Association, July (a).............. 6.500            TBA                15,597,395
   15,850   Federal National Mortgage
            Association, July (a).............. 7.000            TBA                16,617,742
    6,382   Government National Mortgage
            Association........................ 5.500    05/15/33 to 10/15/34        6,377,152
    2,515   Government National Mortgage
            Association........................ 6.000    01/15/28 to 04/15/29        2,567,041
      615   Government National Mortgage
            Association........................ 6.500    04/15/26 to 12/15/28          639,752
    2,003   Government National Mortgage
            Association........................ 7.000    08/15/22 to 10/15/30        2,137,805
    3,538   Government National Mortgage
            Association........................ 7.500    01/15/17 to 02/15/30        3,807,960
    1,602   Government National Mortgage
            Association........................ 8.000    05/15/16 to 12/15/21        1,743,453
    1,439   Government National Mortgage
            Association........................ 8.500    09/15/16 to 06/15/23        1,581,841
    2,622   Government National Mortgage
            Association........................ 9.000    11/15/08 to 08/15/24        2,872,309
    1,792   Government National Mortgage
            Association........................ 9.500    07/15/09 to 09/15/22        1,987,040
      513   Government National Mortgage
            Association........................ 10.500   09/15/10 to 10/15/19          579,651
       68   Government National Mortgage
            Association........................ 11.000   03/15/10 to 12/15/18           75,977
      137   Government National Mortgage
            Association........................ 11.500   10/15/10 to 02/15/16          152,907
      102   Government National Mortgage
            Association........................ 12.000   11/15/12 to 07/15/15          116,138
       40   Government National Mortgage
            Association........................ 12.250   02/15/15 to 06/15/15           45,575
       78   Government National Mortgage
            Association........................ 12.500   07/15/10 to 08/15/15           89,525
       42   Government National Mortgage
            Association........................ 13.000   01/15/11 to 05/15/15           47,409

 12                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                         COUPON         MATURITY             VALUE
----------------------------------------------------------------------------------------------
            MORTGAGE BACKED SECURITIES (CONTINUED)
$     957   Government National Mortgage
            Association II..................... 6.000%         04/20/29         $      975,727
        7   Government National Mortgage
            Association II..................... 8.500          02/20/17                  7,718
      185   Government National Mortgage
            Association II..................... 10.500   02/20/16 to 05/20/19          208,302
      109   Government National Mortgage
            Association II..................... 11.000   09/20/13 to 08/20/19          122,847
       59   Government National Mortgage
            Association II..................... 11.500   11/20/13 to 07/20/19           67,234
       60   Government National Mortgage
            Association II..................... 12.000   12/20/13 to 12/20/15           67,360
       38
            Government National Mortgage
            Association II.....................                                         42,891
                                                12.500   10/20/13 to 08/20/15   --------------
                                                                                   882,817,911
            TOTAL MORTGAGE BACKED SECURITIES  102.4%.........................
                                                                                --------------

            COLLATERALIZED MORTGAGE OBLIGATIONS  18.5%
                                                                                     2,633,906
    4,871   American Home Mortgage Assets (c).. 2.712          09/25/46
                                                                                     3,052,291
    5,564   American Home Mortgage Assets (c).. 2.722          06/25/47
                                                                                       827,098
    2,133   American Home Mortgage Assets (c).. 2.782          06/25/47
    4,521   American Home Mortgage Investment                                        2,590,189
            Trust (c).......................... 2.722          05/25/47
    3,000   Banc of America Commercial                                               2,792,128
            Mortgage, Inc. .................... 5.492          02/10/51
    4,215   Banc of America Commercial                                               3,993,191
            Mortgage, Inc. (d)................. 5.837          06/10/49
    3,725   Bear Stearns Commercial Mortgage                                         3,518,463
            Securities (d)..................... 5.694          06/11/50
   11,173   Bear Stearns Mortgage Funding Trust                                      8,323,215
            (c)................................ 2.692    07/25/36 to 12/25/36
  126,668   Countrywide Alternative Loan Trust                                       1,781,267
            (d) (e)............................ 0.815          12/20/35
    5,928   Countrywide Alternative Loan Trust                                       5,443,590
            (c)................................ 2.622          07/25/46
    1,459   Countrywide Alternative Loan Trust                                       1,335,407
            (c)................................ 2.631          05/20/46
    2,991   Countrywide Alternative Loan Trust                                       2,103,101
            (c)................................ 2.642          02/25/47
    3,783   Countrywide Alternative Loan Trust                                       2,102,525
            (c)................................ 2.781          03/20/46
   48,420   Countrywide Alternative Loan Trust                                       1,863,307
            (d) (e)............................ 3.782          12/20/46

See Notes to Financial Statements                                             13

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                         COUPON         MATURITY             VALUE
----------------------------------------------------------------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$  39,013   Countrywide Alternative Loan Trust
            (d) (e)............................ 3.797%         02/20/47         $    1,588,850
   22,751   Countrywide Alternative Loan Trust
            (d) (e)............................ 3.840          03/20/46                746,353
   20,016   Countrywide Alternative Loan Trust
            (d) (e)............................ 3.845          08/25/46                848,270
   32,152   Countrywide Alternative Loan Trust
            (d) (e)............................ 3.865          03/20/46              1,115,517
    3,286   Countrywide Home Loan Mortgage
            (c)................................ 2.752          04/25/46              1,812,202
   52,058   Countrywide Home Loan Mortgage (d)
            (e)................................ 3.564          02/25/35              1,041,170
    7,187   Downey Savings & Loan Association
            Mortgage Loan Trust (c)............ 2.662          04/19/38              3,834,427
    4,984   Downey Savings & Loan Association
            Mortgage Loan Trust (c)............ 4.467          04/19/47              3,583,455
    3,752   Federal Home Loan Mortgage Corp.
            (c)................................ 2.632          09/25/45              3,691,489
    6,550   Federal Home Loan Mortgage Corp.
            (REMIC) (c) (e).................... 5.478          03/15/32                662,161
    2,315   Federal Home Loan Mortgage Corp.
            (REMIC) (c) (e).................... 5.528          03/15/32                225,036
    1,830   Federal Home Loan Mortgage Corp.
            (REMIC) (c) (e).................... 5.628          06/15/31                167,842
    1,193   Federal Home Loan Mortgage Corp.
            (REMIC) (c) (e).................... 6.078          03/15/32                138,415
    2,584   Federal Home Loan Mortgage Corp.
            (REMIC) (e)........................ 6.500          05/15/33                551,461
    1,696   Federal Home Loan Mortgage Corp.
            (STRIPS) (e)....................... 8.000          06/01/31                185,866
    7,652   Federal National Mortgage
            Association (REMIC) (c)............ 2.542          12/25/36              7,384,534
    5,279   Federal National Mortgage
            Association (c).................... 2.682          05/25/35              4,995,430
   47,864   Federal National Mortgage
            Association (REMIC) (d) (e)........ 3.261          03/25/36              1,286,341
    4,433   Federal National Mortgage
            Association (REMIC) (c) (e)........ 3.917          07/25/34                292,998
    6,206   Federal National Mortgage
            Association (REMIC) (e)............ 6.000    08/25/32 to 11/25/32          558,233
    9,000   Federal National Mortgage
            Association........................ 6.022          11/25/10              9,347,064
    4,051   Federal National Mortgage
            Association (REMIC) (e)............ 6.500    06/01/31 to 05/25/33          956,280
    1,768   Federal National Mortgage
            Association (REMIC)................ 7.000          08/25/20              1,871,675

 14                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                         COUPON         MATURITY             VALUE
----------------------------------------------------------------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   2,608   Federal National Mortgage
            Association (REMIC) (e)............ 7.000%   04/01/32 to 04/25/33   $      470,640
    1,188   Federal National Mortgage
            Association (d).................... 7.500          01/19/39              1,256,947
    3,274   Federal National Mortgage
            Association (STRIPS) (e)........... 7.500    11/01/29 to 01/01/32          545,951
    4,271   Government National Mortgage
            Association (c) (e)................ 5.478          12/16/25                539,465
    2,300   Government National Mortgage
            Association (c) (e)................ 5.528          05/16/32                241,720
    6,731   Greenpoint Mortgage Funding Trust
            (c)................................ 2.652          04/25/47              4,729,205
    4,076   Greenpoint Mortgage Funding Trust
            (c)................................ 2.802          03/25/36              2,262,923
   33,797   Greenpoint Mortgage Funding Trust
            (d) (e)............................ 3.925          10/25/45              1,235,636
   45,454   Greenpoint Mortgage Funding Trust
            (d) (e)............................ 4.040          06/25/45              1,278,631
   15,892   Greenpoint Mortgage Funding Trust
            (d) (e)............................ 4.069          08/25/45                513,955
   34,818   Greenpoint Mortgage Funding Trust
            (d) (e)............................ 4.225          06/25/45              1,120,779
    3,700   Greenwich Capital Commercial
            Funding Corp. ..................... 5.736          12/10/49              3,505,288
       53   Harborview Mortgage Loan Trust
            (f)................................   *      03/19/37 to 07/19/47            7,143
    2,547   Harborview Mortgage Loan Trust
            (c)................................ 2.682          09/19/46              1,764,455
   61,425   Harborview Mortgage Loan Trust (d)
            (e)................................ 3.089          03/19/37              1,967,512
   48,135   Harborview Mortgage Loan Trust (d)
            (e)................................ 3.753          07/19/46              1,481,657
    5,268   Indymac Index Mortgage Loan Trust
            (c)................................ 2.602          07/25/46              5,027,422
   47,842   Indymac Index Mortgage Loan Trust
            (d) (e)............................ 3.333          07/25/35              1,039,060
    1,800   JP Morgan Chase Commercial Mortgage
            Securities Corp. .................. 5.440          06/12/47              1,677,800
    3,625   LB Commercial Conduit Mortgage
            Trust (d).......................... 6.135          07/15/44              3,508,952
    3,234   Luminent Mortgage Trust (c)........ 2.722          04/25/36              2,236,555
    3,600   Luminent Mortgage Trust (c)........ 2.762          02/25/46              2,013,786
    5,875   Residential Accredit Loans, Inc.
            (c)................................ 2.712          06/25/46              3,182,422
    3,937   Residential Accredit Loans, Inc.
            (c)................................ 2.742          05/25/47              2,100,571
    8,494   Residential Accredit Loans, Inc.
            (c)................................ 2.752          02/25/46              4,870,592
    2,385   Residential Accredit Loans, Inc.
            (c)................................ 2.782          06/25/37                886,177

See Notes to Financial Statements                                             15

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                         COUPON         MATURITY             VALUE
----------------------------------------------------------------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   4,950   Structured Asset Mortgage
            Investments, Inc. (c).............. 2.712%         08/25/36         $    2,753,042
    2,129   Structured Asset Mortgage
            Investments, Inc. (c).............. 2.742          05/25/46              1,199,225
    4,981   Structured Asset Mortgage
            Investments, Inc. (c).............. 2.752          04/25/36              2,788,181
    6,564   Structured Asset Mortgage
            Investments, Inc. (c).............. 2.792          02/25/36              3,636,690
    5,131   Washington Mutual, Inc. (c)........ 2.712          07/25/47              2,924,477
    2,084   Washington Mutual, Inc. (c)........ 2.752          04/25/45              1,339,084
    2,423   Washington Mutual, Inc. (c)........ 2.832          12/25/45              1,862,044
    1,679   Washington Mutual Mortgage
            Pass-Through Certificates (c)...... 2.842          07/25/45              1,083,080
    4,266   Washington Mutual Mortgage
            Pass-Through Certificates (c)...... 4.467          04/25/46              3,077,063
                                                                                --------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  18.5%.................      159,372,877
                                                                                --------------

            ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  14.8%
    3,670   Federal Home Loan Mortgage Corp. .. 5.300          04/01/37              3,694,524
    8,501   Federal Home Loan Mortgage Corp. .. 5.592    01/01/37 to 04/01/37        8,619,912
    3,800   Federal Home Loan Mortgage Corp. .. 5.605          03/01/37              3,851,269
    3,652   Federal Home Loan Mortgage Corp. .. 5.848          04/01/37              3,701,693
    2,211   Federal Home Loan Mortgage Corp. .. 5.961          01/01/37              2,256,543
    3,527   Federal National Mortgage
            Association........................ 5.129          06/01/35              3,592,963
    3,913   Federal National Mortgage
            Association........................ 5.236          03/01/37              3,967,035
    5,409   Federal National Mortgage
            Association........................ 5.254          05/01/36              5,493,363
    8,828   Federal National Mortgage
            Association........................ 5.456          12/01/36              8,939,941
    4,648   Federal National Mortgage
            Association........................ 5.480          04/01/37              4,744,995
    7,758   Federal National Mortgage
            Association........................ 5.765          01/01/36              7,946,736
   14,410   Federal National Mortgage
            Association........................ 5.771          01/01/36             14,757,843
    6,575   Federal National Mortgage
            Association........................ 5.782          03/01/36              6,716,364

 16                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                         COUPON         MATURITY             VALUE
----------------------------------------------------------------------------------------------
            ADJUSTABLE RATE MORTGAGE BACKED SECURITIES (CONTINUED)
$   4,884   Federal National Mortgage
            Association........................ 5.833%         11/01/35         $    4,992,158
    5,293   Federal National Mortgage
            Association........................ 5.872          03/01/36              5,411,828
    4,070   Federal National Mortgage
            Association........................ 5.973          04/01/37              4,184,650
    1,176   Federal National Mortgage
            Association........................ 6.104          07/01/33              1,177,123
    4,426   Federal National Mortgage
            Association........................ 6.143          03/01/36              4,491,759
    4,187   Federal National Mortgage
            Association........................ 6.172          05/01/36              4,247,328
    4,747   Federal National Mortgage
            Association........................ 6.192          07/01/36              4,809,698
   14,168   Federal National Mortgage
            Association........................ 6.248          04/01/36             14,516,439
    5,778   Federal National Mortgage
            Association........................ 6.256          05/01/36              5,925,830
                                                                                --------------
            TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES  14.8%..........      128,039,994
                                                                                --------------

            UNITED STATES TREASURY
            OBLIGATIONS  0.2%
    2,060   United States Treasury Bonds....... 4.500          02/15/36              2,046,000
                                                                                --------------

            ASSET BACKED SECURITIES  0.0%
      323   Federal National Mortgage
            Association (c).................... 3.375          05/28/35                313,336
                                                                                --------------

TOTAL LONG-TERM INVESTMENTS  135.9%
  (Cost $1,225,027,030)......................................................    1,172,590,118
                                                                                --------------

SHORT-TERM INVESTMENTS  24.5%
REPURCHASE AGREEMENTS  24.0%
Banc of America Securities ($62,861,955 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.50%, dated
  06/30/08, to be sold on 07/01/08 at $62,866,320)...........................       62,861,955
Citigroup Global Markets, Inc. ($62,861,955 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 2.50%,
  dated 06/30/08, to be sold on 07/01/08 at $62,866,320).....................       62,861,955

See Notes to Financial Statements                                             17

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

DESCRIPTION                                                                         VALUE
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
JPMorgan Chase & Co. ($18,858,586 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.60%, dated
  06/30/08, to be sold on 07/01/08 at $18,859,948)...........................       18,858,586
State Street Bank & Trust Co. ($62,121,504 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 1.85%,
  dated 06/30/08, to be sold on 07/01/08 at $62,124,696).....................       62,121,504
                                                                                --------------
TOTAL REPURCHASE AGREEMENTS..................................................      206,704,000
                                                                                --------------

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  0.5%
United States Treasury Bill ($4,405,000 par, yielding 1.581%, 10/09/08
  maturity) (g)..............................................................        4,386,073
                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS  24.5%
  (Cost $211,090,073)........................................................      211,090,073

TOTAL INVESTMENTS  160.4%
  (Cost $1,436,117,103)......................................................    1,383,680,191

LIABILITIES IN EXCESS OF OTHER ASSETS  (60.4%)...............................     (521,250,688)
                                                                                --------------

NET ASSETS  100.0%...........................................................   $  862,429,503
                                                                                ==============

Percentages are calculated as a percentage of net assets.

The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the Untied States Treasury.

*   Zero coupon bond

(a) Security purchased on a forward commitment basis.

(b) The Fund owns 100% of the outstanding bond issuance.

(c) Floating Rate Coupon

(d) Variable Rate Coupon

(e) IO--Interest Only

(f) PO--Principal Only

(g) All or a portion of this security has been physically segregated in connection with open futures contracts.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

REMIC--Real Estate Mortgage Investment Conduits

TBA--To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

 18                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

SWAP AGREEMENTS OUTSTANDING AS OF JUNE 30, 2008:
INTEREST RATE SWAPS

                                                   PAY/
                                                 RECEIVE                         NOTIONAL
                                                 FLOATING   FIXED   EXPIRATION    AMOUNT
      COUNTERPARTY         FLOATING RATE INDEX     RATE     RATE       DATE       (000)        VALUE
Bank of America N.A. ....  USD-LIBOR BBA         Pay        5.592%   02/19/18    $ 30,640   $   456,230
Bank of America N.A. ....  USD-LIBOR BBA         Receive    6.030    02/19/23      39,550      (727,325)
Citibank, N.A., New
  York...................  USD-LIBOR BBA         Pay        5.337    05/24/17      33,000     1,831,865
Citibank, N.A., New
  York...................  USD-LIBOR BBA         Pay        5.701    07/18/17      10,000       998,956
Deutsche Bank AG New
  York...................  USD-LIBOR BBA         Pay        2.075    06/17/09     290,145      (562,394)
Deutsche Bank AG New
  York...................  USD-LIBOR BBA         Receive    2.410    06/17/09     290,145       676,830
Goldman Sachs Capital
  Markets, L.P. .........  USD-LIBOR BBA         Pay        5.340    05/24/17      33,200     1,850,374
Goldman Sachs
  International..........  USD-LIBOR BBA         Pay        5.565    02/27/18      31,100       429,802
Goldman Sachs
  International..........  USD-LIBOR BBA         Receive    5.960    02/27/23      39,900      (655,557)
JP Morgan Chase Bank,
  N.A. ..................  USD-LIBOR BBA         Pay        5.358    05/23/17      32,800     1,874,134
JP Morgan Chase Bank,
  N.A. ..................  USD-LIBOR BBA         Receive    5.065    09/11/17      32,000     1,480,650
                                                                                            -----------
TOTAL INTEREST RATE SWAPS................................................................   $ 7,653,565
                                                                                            ===========
SWAP COLLATERAL RECEIVED FROM COUNTERPARTY
    JP Morgan Chase Bank, N.A............................................................    (3,050,000)
    Citibank, N.A., New York.............................................................    (2,025,000)
    Goldman Sachs International..........................................................    (1,250,000)
                                                                                            -----------
TOTAL SWAP COLLATERAL RECEIVED...........................................................   $(6,325,000)
                                                                                            -----------
TOTAL SWAP AGREEMENTS....................................................................   $ 1,328,565
                                                                                            ===========

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2008:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
EuroDollar Futures, September 2008
  (Current Notional Value of $242,675 per contract).........      193       $  (953,733)
EuroDollar Futures, December 2008
  (Current Notional Value of $242,050 per contract).........      186          (823,890)
EuroDollar Futures, March 2009
  (Current Notional Value of $241,700 per contract).........       46          (121,451)
EuroDollar Futures, June 2009
  (Current Notional Value of $241,175 per contract).........       40           (95,572)

See Notes to Financial Statements                                             19

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2008 (UNAUDITED) continued

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
EuroDollar Futures, September 2009
  (Current Notional Value of $240,538 per contract).........       39       $   (78,173)
EuroDollar Futures, December 2009
  (Current Notional Value of $239,838 per contract).........       29           (44,762)
EuroDollar Futures, March 2010
  (Current Notional Value of $239,363 per contract).........       21           (26,045)
EuroDollar Futures, June 2010
  (Current Notional Value of $238,938 per contract).........        7            (6,932)
EuroDollar Futures, September 2010
  (Current Notional Value of $238,613 per contract).........        1              (828)
U.S. Treasury Notes 2-Year Futures, September 2008
  (Current Notional Value of $211,203 per contract).........      166          (216,300)
U.S. Treasury Notes 5-Year Futures, September 2008
  (Current Notional Value of $110,555 per contract).........      144            33,115
U.S. Treasury Notes 10-Year Futures, September 2008
  (Current Notional Value of $113,922 per contract).........    1,528          (368,630)
U.S. Treasury Bond Futures, September 2008
  (Current Notional Value of $115,594 per contract).........      319          (172,813)
                                                              ---------    -------------
TOTAL FUTURES CONTRACTS.....................................    2,719       $(2,876,014)
                                                              =========    =============

 20                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2008 (Unaudited)

ASSETS:
Total Investments, including repurchase agreements of
 $206,704,000 (Cost $1,436,117,103).........................  $1,383,680,191
Cash........................................................             922
Receivables:
 Interest...................................................       5,048,376
 Fund Shares Sold...........................................         210,785
Swap Contracts..............................................       1,599,660
Other.......................................................         563,346
                                                              --------------
   Total Assets.............................................   1,391,103,280
                                                              --------------
LIABILITIES:
Payables:
 Investment Purchased.......................................     524,033,129
 Fund Shares Repurchased....................................       1,790,716
 Income Distributions.......................................       1,163,276
 Investment Advisory Fee....................................         335,144
 Distributor and Affiliates.................................         292,758
 Variation Margin on Futures................................         146,781
Swap Contracts..............................................         271,095
Trustees' Deferred Compensation and Retirement Plans........         322,026
Accrued Expenses............................................         318,852
                                                              --------------
   Total Liabilities........................................     528,673,777
                                                              --------------
NET ASSETS..................................................  $  862,429,503
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
 number of shares authorized)...............................  $1,021,897,996
Net Unrealized Depreciation.................................     (47,659,361)
Accumulated Undistributed Net Investment Income.............        (260,238)
Accumulated Net Realized Loss...............................    (111,548,894)
                                                              --------------
NET ASSETS..................................................  $  862,429,503
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
 Class A Shares:
   Net asset value and redemption price per share (Based on
   net assets of $785,440,621 and 62,900,676 shares of
   beneficial interest issued and outstanding)..............  $        12.49
   Maximum sales charge (4.75%* of offering price)..........            0.62
                                                              --------------
   Maximum offering price to public.........................  $        13.11
                                                              ==============
 Class B Shares:
   Net asset value and offering price per share (Based on
   net assets of $36,083,985 and 2,905,270 shares of
   beneficial interest issued and outstanding)..............  $        12.42
                                                              ==============
 Class C Shares:
   Net asset value and offering price per share (Based on
   net assets of $11,751,672 and 946,969 shares of
   beneficial interest issued and outstanding)..............  $        12.41
                                                              ==============
 Class I Shares:
   Net asset value and offering price per share (Based on
   net assets of $29,153,225 and 2,337,057 shares of
   beneficial interest issued and outstanding)..............  $        12.47
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             21

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 31,934,989
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     2,111,298
Distribution (12b-1) and Service Fees
  Class A...................................................       983,313
  Class B...................................................       200,855
  Class C...................................................        60,570
Transfer Agent Fees.........................................       512,940
Custody.....................................................       149,553
Accounting and Administrative Expenses......................       121,792
Professional Fees...........................................        68,975
Reports to Shareholders.....................................        62,237
Registration Fees...........................................        37,260
Trustees' Fees and Related Expenses.........................        18,010
Other.......................................................        29,235
                                                              ------------
    Total Expenses..........................................     4,356,038
    Less Credits Earned on Cash Balances....................        32,498
                                                              ------------
    Net Expenses............................................     4,323,540
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 27,611,449
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  3,752,568
  Futures...................................................    (7,942,587)
  Swap Contracts............................................       881,393
                                                              ------------
Net Realized Loss...........................................    (3,308,626)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     2,081,813
                                                              ------------
  End of the Period:
    Investments.............................................   (52,436,912)
    Swap Contracts..........................................     7,653,565
    Futures.................................................    (2,876,014)
                                                              ------------
                                                               (47,659,361)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (49,741,174)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(53,049,800)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $(25,438,351)
                                                              ============

 22                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                            FOR THE              FOR THE
                                                        SIX MONTHS ENDED       YEAR ENDED
                                                         JUNE 30, 2008      DECEMBER 31, 2007
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.................................    $ 27,611,449       $   52,185,603
Net Realized Loss.....................................      (3,308,626)          (8,807,231)
Net Unrealized Appreciation/Depreciation During the
  Period..............................................     (49,741,174)          13,254,065
                                                          ------------       --------------
Change in Net Assets from Operations..................     (25,438,351)          56,632,437
                                                          ------------       --------------

Distributions from Net Investment Income:
  Class A Shares......................................     (26,145,922)         (58,694,484)
  Class B Shares......................................      (1,126,463)          (3,001,554)
  Class C Shares......................................        (340,138)            (741,562)
  Class I Shares......................................        (739,701)            (460,421)
                                                          ------------       --------------
Total Distributions...................................     (28,352,224)         (62,898,021)
                                                          ------------       --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES...     (53,790,575)          (6,265,584)
                                                          ------------       --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.............................      34,724,297           54,378,503
Net Asset Value of Shares Issued Through Dividend
  Reinvestment........................................      20,936,213           45,908,085
Cost of Shares Repurchased............................     (71,838,828)        (178,430,581)
                                                          ------------       --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS....     (16,178,318)         (78,143,993)
                                                          ------------       --------------
TOTAL DECREASE IN NET ASSETS..........................     (69,968,893)         (84,409,577)
NET ASSETS:
Beginning of the Period...............................     932,398,396        1,016,807,973
                                                          ------------       --------------
End of the Period (Including accumulated undistributed
  net investment income of $(260,238) and $480,537,
  respectively).......................................    $862,429,503       $  932,398,396
                                                          ============       ==============

See Notes to Financial Statements                                             23

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                   YEAR ENDED DECEMBER 31,
CLASS A SHARES                      JUNE 30,    -------------------------------------------------
                                      2008       2007      2006      2005       2004       2003
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................  $ 13.26     $ 13.34   $13.63   $  13.94   $  14.07   $  14.60
                                    -------     -------   ------   --------   --------   --------
  Net Investment Income (a).......     0.40        0.72     0.71       0.54       0.43       0.50
  Net Realized and Unrealized
    Gain/Loss.....................   (0.76)        0.07    (0.21)     (0.21)      0.10      (0.24)
                                    -------     -------   ------   --------   --------   --------
Total from Investment
  Operations......................   (0.36)        0.79     0.50       0.33       0.53       0.26
                                    -------     -------   ------   --------   --------   --------
Less:
  Distributions from Net
    Investment Income.............     0.41        0.87     0.79       0.64       0.66       0.79
                                    -------     -------   ------   --------   --------   --------
NET ASSET VALUE, END OF
  THE PERIOD......................  $ 12.49     $ 13.26   $13.34   $  13.63   $  13.94   $  14.07
                                    =======     =======   ======   ========   ========   ========

Total Return (b)..................   -2.78%*      6.11%    3.79%      2.40%      3.88%      1.87%
Net Assets at End of the Period
  (In millions)...................  $ 785.4     $ 860.8   $942.0   $1,082.1   $1,229.1   $1,382.2
Ratio of Expenses to Average Net
  Assets..........................    0.93%       0.94%    0.93%      0.90%      0.94%      0.92%
Ratio of Net Investment Income to
  Average Net Assets..............    6.18%       5.44%    5.29%      3.93%      3.05%      3.50%
Portfolio Turnover................     280%*       438%     503%       430%       542%       519%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*   Non-Annualized

 24                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                  YEAR ENDED DECEMBER 31,
CLASS B SHARES                       JUNE 30,     ----------------------------------------------
                                       2008        2007      2006      2005      2004      2003
                                    ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $13.19      $13.28    $13.58    $13.89    $14.02    $14.55
                                      ------      ------    ------    ------    ------    ------
  Net Investment Income (a)........     0.35        0.62      0.60      0.43      0.32      0.39
  Net Realized and Unrealized
    Gain/Loss......................    (0.76)       0.06     (0.21)    (0.21)     0.10     (0.24)
                                      ------      ------    ------    ------    ------    ------
Total from Investment Operations...    (0.41)       0.68      0.39      0.22      0.42      0.15
                                      ------      ------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income.........................     0.36        0.77      0.69      0.53      0.55      0.68
                                      ------      ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD...........................   $12.42      $13.19    $13.28    $13.58    $13.89    $14.02
                                      ======      ======    ======    ======    ======    ======

Total Return (b)...................   -3.17%*      5.33%     2.94%     1.61%     3.08%     1.07%
Net Assets at End of the Period (In
  millions)........................   $ 36.1      $ 44.0    $ 59.9    $ 83.7    $115.3    $164.3
Ratio of Expenses to Average Net
  Assets...........................    1.70%       1.71%     1.70%     1.68%     1.72%     1.71%
Ratio of Net Investment Income to
  Average Net Assets...............    5.43%       4.68%     4.50%     3.15%     2.27%     2.72%
Portfolio Turnover.................     280%*       438%      503%      430%      542%      519%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*   Non-Annualized

See Notes to Financial Statements                                             25

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     SIX MONTHS
                                       ENDED                 YEAR ENDED DECEMBER 31,
CLASS C SHARES                        JUNE 30,    ----------------------------------------------
                                        2008       2007      2006      2005      2004      2003
                                     -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................  $ 13.18     $13.26    $13.56    $13.87    $14.00    $14.53
                                      -------     ------    ------    ------    ------    ------
  Net Investment Income (a).........     0.35       0.62      0.60      0.43      0.32      0.39
  Net Realized and Unrealized
    Gain/Loss.......................    (0.76)      0.07     (0.21)    (0.21)     0.10     (0.24)
                                      -------     ------    ------    ------    ------    ------
Total from Investment Operations....    (0.41)      0.69      0.39      0.22      0.42      0.15
                                      -------     ------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income..........................     0.36       0.77      0.69      0.53      0.55      0.68
                                      -------     ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD............................  $ 12.41     $13.18    $13.26    $13.56    $13.87    $14.00
                                      =======     ======    ======    ======    ======    ======

Total Return (b)....................   -3.17%*     5.34%     2.94%     1.61%     3.08%     1.07%(c)
Net Assets at End of the Period (In
  millions).........................  $  11.8     $ 12.2    $ 13.1    $ 16.4    $ 24.0    $ 37.7
Ratio of Expenses to Average Net
  Assets............................    1.70%      1.71%     1.70%     1.68%     1.73%     1.70%(c)
Ratio of Net Investment Income to
  Average Net Assets................    5.42%      4.68%     4.51%     3.15%     2.28%     2.72%(c)
Portfolio Turnover..................     280%*      438%      503%      430%      542%      519%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average reflects actual Rule 12b-1 fees of less than 1% (See footnote 8).

*   Non-Annualized

 26                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                             SEPTEMBER 25, 2006
                                           SIX MONTHS ENDED    YEAR ENDED     (COMMENCEMENT OF
CLASS I SHARES                                 JUNE 30,       DECEMBER 31,     OPERATIONS) TO
                                                 2008             2007       DECEMBER 31, 2006
                                           ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................      $13.26           $13.34            $13.48
                                                ------           ------            ------
  Net Investment Income (a)...............        0.42             0.75              0.17
  Net Realized and Unrealized Gain/Loss...       (0.79)            0.07             (0.03)
                                                ------           ------            ------
Total from Investment Operations..........       (0.37)            0.82              0.14
                                                ------           ------            ------
Less:
  Distributions from Net Investment
    Income................................        0.42             0.90              0.28
                                                ------           ------            ------
NET ASSET VALUE, END OF THE PERIOD........      $12.47           $13.26            $13.34
                                                ======           ======            ======

Total Return (b)..........................      -2.82%*           6.37%             1.01%*
Net Assets at End of the Period (In
  millions)...............................      $ 29.2           $ 15.3            $  1.8
Ratio of Expenses to Average Net Assets...       0.71%            0.70%             0.65%
Ratio of Net Investment Income to Average
  Net Assets..............................       6.61%            5.68%             4.73%
Portfolio Turnover........................        280%*            438%              503%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*   Non-Annualized

See Notes to Financial Statements                                             27

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen U.S. Mortgage Fund (the "Fund") is organized as a series of the Van Kampen U.S. Government Trust, a Delaware statutory trust and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's investment objective is to provide a high level of current income, with liquidity and safety of principal. The Fund commenced investment operations on May 31, 1984. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. If such valuations are not available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

    - Level 1--quoted prices in active markets for identical investments

    - Level 2--other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    - Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund's investments carried at value:

                                                            INVESTMENTS IN    OTHER FINANCIAL
VALUATION INPUTS                                              SECURITIES       INSTRUMENTS*
Level 1--Quoted Prices....................................  $          -0-      $(2,876,014)
Level 2--Other Significant Observable Inputs..............   1,383,680,191        7,653,565
Level 3--Significant Unobservable Inputs..................             -0-              -0-
                                                            --------------      -----------
Total.....................................................  $1,383,680,191      $ 4,777,551
                                                            ==============      ===========

*   Other financial instruments include futures, forwards and swap contracts.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At June 30, 2008, the Fund had $524,033,129 of when-issued, delayed delivery or forward purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro-rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

provision for federal income taxes is required. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes on June 30, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other" expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four year period ended December 31, 2007, remains subject to examination by taxing authorities.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2007, the Fund had an accumulated capital loss carry forward for tax purposes of $111,619,800 which will expire according to the following schedule:

  AMOUNT                                                                    EXPIRATION
$20,507,262 ...........................................................  December 31, 2008
  1,926,693 ...........................................................  December 31, 2010
 36,308,459 ...........................................................  December 31, 2011
 12,401,391 ...........................................................  December 31, 2013
 22,075,074 ...........................................................  December 31, 2014
 18,400,921 ...........................................................  December 31, 2015

    At June 30, 2008, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $1,436,131,922
                                                              ==============
Gross tax unrealized appreciation...........................  $    9,555,781
Gross tax unrealized depreciation...........................     (62,007,512)
                                                              --------------
Net tax unrealized depreciation on investments..............  $  (52,451,731)
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2007 were as follows:

Distributions paid from:
  Ordinary income...........................................  $63,109,811
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $63,109,811
                                                              ===========

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

    As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $807,526
Undistributed long-term capital gain........................       -0-

F. CREDITS EARNED ON CASH BALANCES During the six months ended the Fund's custody fee was reduced by $32,498 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $1 billion............................................     .470%
Next $500 million...........................................     .445%
Next $500 million...........................................     .420%
Next $500 million...........................................     .395%
Next $2.5 billion...........................................     .370%
Next $2.5 billion...........................................     .345%
Next $2.5 billion...........................................     .320%
Next $2.5 billion...........................................     .295%
Over $12.5 billion..........................................     .270%

    For the six months ended June 30, 2008, the Fund recognized expenses of approximately $9,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended June 30, 2008, the Fund recognized expenses of approximately $53,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2008, the Fund recognized expenses of approximately $292,600 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $213,400 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2008. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended June 30, 2008, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $25,200 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $28,600. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the six months ended June 30, 2008 and the year ended December 31, 2007, transactions were as follows:

                                             FOR THE                        FOR THE
                                         SIX MONTHS ENDED                  YEAR ENDED
                                          JUNE 30, 2008                DECEMBER 31, 2007
                                    --------------------------    ----------------------------
                                      SHARES         VALUE          SHARES           VALUE
Sales:
  Class A.........................   1,212,336    $ 15,733,807      2,542,589    $  33,596,657
  Class B.........................     147,740       1,924,942        375,905        4,938,308
  Class C.........................     117,393       1,523,161        178,369        2,346,968
  Class I.........................   1,198,795      15,542,387      1,019,232       13,496,570
                                    ----------    ------------    -----------    -------------
Total Sales.......................   2,676,264    $ 34,724,297      4,116,095    $  54,378,503
                                    ==========    ============    ===========    =============
Dividend Reinvestment:
  Class A.........................   1,520,549    $ 19,636,904      3,224,155    $  42,658,679
  Class B.........................      79,002       1,016,251        201,119        2,649,073
  Class C.........................      21,913         281,108         45,617          599,947
  Class I.........................         151           1,950             29              386
                                    ----------    ------------    -----------    -------------
Total Dividend Reinvestment.......   1,621,615    $ 20,936,213      3,470,920    $  45,908,085
                                    ==========    ============    ===========    =============
Repurchases:
  Class A.........................  (4,756,400)   $(61,551,556)   (11,465,491)   $(151,689,391)
  Class B.........................    (658,136)     (8,491,498)    (1,751,102)     (23,071,474)
  Class C.........................    (121,549)     (1,568,067)      (279,100)      (3,669,690)
  Class I.........................     (17,972)       (227,707)            (2)             (26)
                                    ----------    ------------    -----------    -------------
Total Repurchases.................  (5,554,057)   $(71,838,828)   (13,495,695)   $(178,430,581)
                                    ==========    ============    ===========    =============

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended June 30, 2008, the Fund received redemption fees of approximately $1,100 which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $10,460,268 and $11,692,062, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities and excluding short-term investments, were $3,455,765,181 and $3,514,772,325, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes for duration and risk management purposes and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Fund's effective maturity and duration. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

    Transactions in futures contracts for the six months ended June 30, 2008 were as follows:

                                                              CONTRACTS
Outstanding at December 31, 2007............................    3,179
Futures Opened..............................................    7,972
Futures Closed..............................................   (8,432)
                                                               ------
Outstanding at June 30, 2008................................    2,719
                                                               ======

B. INTEREST RATE SWAPS The Fund may enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each swap on a daily basis. This net amount is recorded within unrealized appreciation/depreciation on swap contracts. Upon cash settlement of the periodic payments, the net amount is recorded as realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. Cash collateral has been offset against open swap contracts under the provisions of FASB Interpretation No. 39:
Offsetting of Amounts Related to Certain Contracts an interpretation of APB Opinion No. 10 and FASB Statement No. 105 and are included within "Swap Contracts" on the Statement of Assets and Liabilities. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds. This fee, when paid, is included within realized loss on swap contracts on the Statement of Operations.

C. PURCHASED OPTION CONTRACTS An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise (strike) price during a specified period. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options are reported as part of "Total Investments" on the Statement of Assets and Liabilities. Premiums paid for purchasing options which expire are

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

treated as realized losses. The Fund did not have any outstanding purchased option contracts at June 30, 2008.

7. MORTGAGE BACKED SECURITIES

The Fund may invest in various types of Mortgage Backed Securities. A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies--Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's.

    These securities derive their value from or represent interests in a pool of mortgages, or mortgage securities. Mortgage securities are subject to prepayment risk--the risk that, as mortgage interest rates fall, borrowers will refinance and "prepay" principal. A fund holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance resulting in lower prepayments. This can effectively extend the maturity of a fund's mortgage securities resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.

    To the extent a fund invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Fund may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies.

    An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to a Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payment on their mortgages.

8. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $8,592,600 and $125,300 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2008 (UNAUDITED) continued

the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. ACCOUNTING PRONOUNCEMENT

On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

VAN KAMPEN U.S. MORTGAGE FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

JERRY W. MILLER
President and Principal Executive Officer

DENNIS SHEA
Vice President

KEVIN KLINGERT
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
522 Fifth Avenue
New York, New York 10036

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 219286
Kansas City, Missouri 64121-9286

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen U.S. Mortgage Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen U.S. Mortgage Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen U.S. Mortgage Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              522 Fifth Avenue
                                                      New York, New York 10036
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                             40, 340, 540, 640
                                                                  USGFSAN 8/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-04322P-Y06/08

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Please refer to Item #1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen U.S. Government Trust


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ---------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: August 15, 2008